U.S. Bancorp (Parent Company) - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income
Other income	$ 758	$ 273	$ 721
Total net revenue	28,144	24,302
Expense
Interest expense	12,611	3,217	993
Other expense	2,211	1,398	1,207
Income before income taxes	6,865	7,301	10,166
Applicable income taxes	1,407	1,463	2,181
Net income (loss) attributable to U.S. Bancorp	5,429	5,825	7,963
Parent Company
Income
Interest from subsidiaries	606	119	112
Other income	51	31	46
Total net revenue	5,537	5,005	7,160
Expense
Interest expense	1,336	505	348
Other expense	137	162	154
Total expense	1,473	667	502
Income before income taxes	4,064	4,338	6,658
Applicable income taxes	(170)	(138)	(53)
Income of parent company	4,234	4,476	6,711
Equity in undistributed income of subsidiaries	1,195	1,349	1,252
Net income (loss) attributable to U.S. Bancorp	5,429	5,825	7,963
Parent Company | Bank subsidiaries
Income
Dividends from subsidiaries	4,869	4,750	7,000
Parent Company | Nonbank subsidiaries
Income
Dividends from subsidiaries	$ 11	$ 105	$ 2